COMMITMENTS & CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
June 30,
FY2013	$89,775
FY2014	67,518
FY2015	9,619
Total	$116,912

March 31,
FY2012	$1,200
FY2013	104,275
FY2014	65,891
FY2015	9,619
Total	$180,985